Operating segments - Reconciliation of consolidated profit before income tax to segment EBITDA (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating segments
Consolidated profit before income tax	₽ 2,571,597	₽ 2,225,448	₽ 1,542,447	[1]
Adjusted for:
Depreciation and amortization	750,558	683,317	586,131
Gain on disposal of subsidiary			(6,131)
Net finance costs	350,216	526,516	553,724
Net foreign exchange (gain)/loss	(83,030)	46,508	8,742
IPO-related costs		190,284	110,043
SPO-related costs	122,940
Costs related to acquisition of Zarplata	51,665
Insurance cover related to IPO	54,772	100,048
Management incentive agreement	262,646	196,993	78,648
Share-based payments to Board of directors, including social taxes	23,597	15,025
Share of loss of equity-accounted investees (net of income tax)	49,181	30,542
One-off litigation settlements and legal costs		17,734
Restructuring costs		1,541	12,286
Reversal of expected credit loss			(2,488)
Income from depositary	(41,617)	(22,095)
Segment EBITDA (as presented to the CODM)	4,112,525	4,011,861	2,883,402
Depreciation and amortization	₽ 750,558	₽ 683,317	₽ 586,131	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.